DEBT - Rollforward of Convertible Debentures (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Liability Component
Beginning balance	$ 396,901
Ending balance	422,592	$ 396,901
Equity Component
Beginning balance	7,818
Ending balance	7,818	7,818
Convertible debentures
Liability Component
Beginning balance	39,426	37,420
Effective interest on Convertible Debentures	2,306	2,006
Ending balance	41,732	39,426
Equity Component
Beginning balance	7,818	7,818
Ending balance	$ 7,818	$ 7,818